OTHER LONG TERM ASSETS (Schedule of Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Collateral deposits on swap agreements	$ 7,090	$ 8,770
Value of acquired charter-out contracts, net	1,815	4,712
Total other long-term assets	$ 8,905	$ 13,482